Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jun. 01, 2018
Registrant Name	Advisors' Inner Circle Fund II
Central Index Key	0000890540
Amendment Flag	false
Document Creation Date	Jun. 01, 2018
Document Effective Date	Jun. 01, 2018
Prospectus Date	Jun. 01, 2018